Note 8 - Industry Segment Data	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
8
.   INDUSTRY SEGMENT DATA

The Company is engaged in the steel processing, pipe manufacturing and processing and steel and pipe distribution business. Within the Company, there are two
product groups: coil and tubular. The Company’s coil operations involve converting steel coils into flat sheet and plate steel cut to customer specifications and reselling steel coils. Through its tubular operations, the Company purchases, processes, manufactures and markets tubular products. The following is a summary of significant financial information relating to the product groups:

	Year Ended March 31
	2018	2017
NET SALES:
Coil	$90,132,804	$64,641,805
Tubular	31,024,474	13,114,250
TOTAL NET SALES	$121,157,278	$77,756,055
OPERATING PROFIT (LOSS):
Coil	$4,026,329	$(770,091)
Tubular	2,024,035	(1,438,088)
TOTAL OPERATING PROFIT (LOSS)	6,050,364	(2,208,179)
General corporate expenses	(1,980,124)	(2,001,642)
Interest expense	(27,846)	—
Interest and other income	24,900	59,005
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES	$4,067,294	$(4,150,816)
IDENTIFIABLE ASSETS:
Coil	$27,068,602	$21,832,790
Tubular	43,010,190	37,298,800
	70,078,792	59,131,590
General corporate assets	4,284,413	4,131,707
TOTAL ASSETS	$74,363,205	$63,263,297
DEPRECIATION:
Coil	$570,819	$1,208,446
Tubular	779,590	378,077
Corporate and other	5,938	7,883
	$1,356,347	$1,594,406
CAPITAL EXPENDITURES:
Coil	$35,720	$75,889
Tubular	306,310	715,973
Corporate and other	7,154	7,469
	$349,184	$799,331

Operating profit (loss) is total net sales less operating expenses, excluding general corporate expenses, interest expense and interest and other income. General corporate expenses reflect general and administrative expenses not
directly associated with segment operations and consist primarily of corporate and accounting salaries, professional fees and services, bad debts, retirement plan contribution expense, corporate insurance expenses, restricted stock plan compensation expense and office supplies. At March
31,
2018,
corporate assets consisted primarily of cash and the cash value of officers’ life insurance. At March
31,
2017,
corporate assets consisted primarily of cash, the cash value of officers' life insurance, deferred taxes and federal income taxes recoverable. Although inventory is transferred at cost between product groups, there are no
sales between product groups. Capital expenditures were related primarily to yard improvements at the Company’s tubular division and the construction of the Company’s pipe-finishing facility located in Lone Star, Texas which was placed into service in
May 2017.